LVIP Delaware Diversified Income Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.21%
•Fannie Mae Connecticut Avenue Securities
Series 2019-R01 2M2 7.88% (SOFR30A + 2.56%) 7/25/31	27,316	$27,398
Series 2022-R01 1M2 7.22% (SOFR30A + 1.90%) 12/25/41	2,600,000	2,619,291
Series 2022-R02 2M2 8.32% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,640,846
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	114	114
Series 2004-T1 1A2 6.50% 1/25/44	1,534	1,566
Fannie Mae REMIC Trust
•Series 2002-W6 2A1 7.00% 6/25/42	6,039	5,849
Series 2004-W11 1A2 6.50% 5/25/44	9,749	9,923
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	12,338	9,013
Series 2017-40 GZ 3.50% 5/25/47	950,213	875,743
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	826,921	704,165
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	120,249	120,490
Series 2021-DNA1 M2 7.12% (SOFR30A + 1.80%) 1/25/51	8,813,146	8,879,186
Series 2021-DNA3 M2 7.42% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,883,792
Series 2021-DNA5 M2 6.97% (SOFR30A + 1.65%) 1/25/34	3,649,640	3,668,012
Series 2021-HQA1 M2 7.57% (SOFR30A + 2.25%) 8/25/33	11,924,879	12,185,772
Series 2021-HQA2 M2 7.37% (SOFR30A + 2.05%) 12/25/33	9,519,382	9,645,653
Series 2022-DNA1 M2 7.82% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,623,031
Series 2022-DNA2 M2 9.07% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,577,812
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	6,480	6,661
Series T-58 2A 6.50% 9/25/43	1,557	1,617
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA Series 2013-113 LY 3.00% 5/20/43	874,750	$787,140
Total Agency Collateralized Mortgage Obligations (Cost $48,702,171)		49,273,074
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.16%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,433,258
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	1,175,000	1,093,959
Total Agency Commercial Mortgage-Backed Securities (Cost $3,669,325)		3,527,217
AGENCY MORTGAGE-BACKED SECURITIES–26.74%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	10,309,386	9,202,382
2.50% 7/1/36	8,686,637	7,916,580
2.50% 8/1/36	403,284	367,535
4.50% 5/1/38	2,561,085	2,520,614
Fannie Mae S.F. 20 yr
2.00% 3/1/41	4,309,642	3,638,264
2.00% 5/1/41	4,930,156	4,160,600
3.00% 9/1/37	1,378,422	1,278,873
4.00% 8/1/42	946,092	890,641
5.50% 8/1/43	6,458,424	6,492,599
Fannie Mae S.F. 30 yr
2.00% 11/1/50	6,474,043	5,202,122
2.00% 12/1/50	5,497,461	4,387,216
2.00% 1/1/51	1,754,861	1,415,855
2.00% 2/1/51	4,867,876	3,930,252
2.00% 3/1/51	11,581,845	9,265,487
2.00% 5/1/51	10,638,218	8,421,600
2.00% 8/1/51	2,446,659	1,963,293
2.00% 9/1/51	8,595,124	6,825,553
2.50% 1/1/43	2,038,941	1,746,781
2.50% 8/1/50	9,543,625	8,058,213
2.50% 11/1/50	13,048,302	10,854,336
2.50% 1/1/51	3,751,926	3,128,068
2.50% 12/1/51	1,240,995	1,029,040
2.50% 2/1/52	26,303,143	21,903,595
3.00% 10/1/46	6,153,862	5,420,812
3.00% 4/1/47	672,387	589,481
3.00% 11/1/48	1,156,438	1,017,246
3.00% 12/1/49	9,714,915	8,489,178
3.00% 5/1/51	922,716	806,901
3.00% 7/1/51	7,182,510	6,256,450
3.00% 12/1/51	563,371	490,059
3.00% 2/1/52	1,846,580	1,600,759
3.00% 6/1/52	11,092,176	9,617,614
3.50% 2/1/47	3,475,827	3,193,776
LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 7/1/47	3,017,283	$2,775,106
3.50% 1/1/48	3,432,331	3,139,917
3.50% 2/1/48	2,028,485	1,847,956
3.50% 1/1/50	1,337,949	1,222,452
3.50% 3/1/50	1,221,745	1,121,347
3.50% 7/1/50	7,293,930	6,626,657
3.50% 8/1/50	8,878,502	8,095,482
3.50% 1/1/52	2,045,242	1,833,301
3.50% 3/1/52	494,368	448,632
3.50% 5/1/52	9,158,654	8,262,151
3.50% 6/1/52	24,068,394	21,552,993
3.50% 9/1/52	4,366,000	3,941,242
4.00% 3/1/47	7,407,491	7,011,617
4.00% 4/1/47	840,222	796,148
4.00% 6/1/48	2,896,673	2,738,169
4.00% 9/1/48	192,688	181,307
4.00% 10/1/48	4,253,709	4,030,624
4.00% 6/1/49	912,857	864,955
4.00% 5/1/51	6,314,422	5,945,398
4.50% 7/1/40	332,467	323,328
4.50% 8/1/41	732,180	718,052
4.50% 5/1/46	53,984	52,943
4.50% 4/1/48	309,419	304,789
4.50% 12/1/48	38,660	37,344
4.50% 1/1/49	7,602,750	7,379,633
4.50% 1/1/50	17,527,753	17,168,091
4.50% 4/1/50	1,239,723	1,202,374
4.50% 10/1/52	20,490,538	19,511,699
4.50% 2/1/53	22,108,694	21,052,538
5.00% 7/1/47	692,989	693,221
5.00% 7/1/49	1,320,246	1,308,466
5.00% 1/1/51	5,759,773	5,699,770
5.50% 5/1/44	5,719,618	5,838,574
5.50% 10/1/52	11,482,673	11,451,163
5.50% 11/1/52	6,896,091	6,917,558
5.50% 8/1/53	6,727,044	6,849,986
6.00% 1/1/42	6,646,002	6,885,416
6.00% 7/1/53	4,803,598	4,944,808
Freddie Mac S.F. 15 yr 3.00% 3/1/35	11,080,260	10,377,602
Freddie Mac S.F. 20 yr
2.00% 3/1/41	5,969,452	5,040,293
2.00% 5/1/42	2,140,343	1,795,050
2.50% 1/1/40	2,870,572	2,514,995
2.50% 6/1/41	10,229,350	8,916,089
3.00% 4/1/42	2,306,674	2,060,811
3.00% 6/1/42	3,658,524	3,267,820
5.00% 11/1/42	4,871,031	4,820,952
Freddie Mac S.F. 30 yr
2.00% 3/1/52	3,342,171	2,647,052
2.50% 3/1/51	7,607,332	6,387,998
2.50% 12/1/51	8,972,609	7,536,368
3.00% 11/1/46	2,621,023	2,312,227
3.00% 1/1/47	2,582,386	2,270,160
3.00% 1/1/50	1,024,000	898,920
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 7/1/50	1,538,533	$1,351,346
3.00% 5/1/51	9,483,854	8,334,193
3.00% 8/1/52	7,219,973	6,291,496
3.50% 11/1/48	2,525,786	2,312,391
3.50% 2/1/52	1,925,316	1,730,240
3.50% 4/1/52	3,692,218	3,323,032
4.00% 10/1/47	1,166,601	1,093,947
4.00% 9/1/49	2,205,352	2,080,876
4.00% 9/1/52	20,487,262	19,039,158
4.50% 1/1/49	4,042,680	3,907,366
4.50% 3/1/49	262,905	254,413
4.50% 8/1/49	2,671,634	2,596,081
4.50% 7/1/52	1,229,531	1,171,938
4.50% 10/1/52	19,384,075	18,458,091
5.00% 7/1/52	5,122,743	5,039,490
5.00% 9/1/52	8,882,671	8,742,916
5.00% 6/1/53	27,778,225	27,129,581
5.50% 9/1/41	2,489,630	2,544,509
5.50% 9/1/52	7,892,365	7,899,764
5.50% 11/1/52	4,704,849	4,708,306
5.50% 3/1/53	3,942,322	3,957,717
5.50% 9/1/53	8,803,002	8,816,983
6.00% 1/1/53	968,709	993,217
GNMA I S.F. 30 yr 3.00% 3/15/50	675,688	596,970
GNMA II S.F. 30 yr
3.00% 12/20/51	4,712,468	4,157,381
3.00% 1/20/52	9,053,728	7,983,634
5.00% 9/20/52	2,620,474	2,576,945
5.50% 6/20/49	5,000,400	5,062,281
6.00% 2/20/54	10,864,091	10,965,456
Total Agency Mortgage-Backed Securities (Cost $638,155,308)		596,823,037
AGENCY OBLIGATION–0.02%
Korea Housing Finance Corp. 4.63% 2/24/33	410,000	397,016
Total Agency Obligation (Cost $396,459)		397,016
CORPORATE BONDS–33.98%
Aerospace & Defense–0.34%
Boeing Co. 2.20% 2/4/26	4,675,000	4,376,732
Northrop Grumman Corp. 5.20% 6/1/54	3,245,000	3,160,321
		7,537,053
Agriculture–0.02%
**πMHP Lux SA 6.95% 4/3/26	545,000	453,031
		453,031
Airlines–0.43%
Azul Secured Finance LLP 11.93% 8/28/28	330,000	338,301
LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Grupo Aeromexico SAB de CV 8.50% 3/17/27	700,000	$694,049
Singapore Airlines Ltd. 3.00% 7/20/26	535,000	507,806
United Airlines, Inc.
4.38% 4/15/26	2,560,000	2,474,850
4.63% 4/15/29	5,963,000	5,545,591
		9,560,597
Auto Manufacturers–0.63%
Ford Motor Credit Co. LLC
2.30% 2/10/25	420,000	407,302
2.90% 2/16/28	1,030,000	931,178
2.90% 2/10/29	615,000	542,247
4.54% 8/1/26	1,749,000	1,697,785
5.80% 3/5/27	2,340,000	2,348,654
5.80% 3/8/29	1,755,000	1,761,983
6.80% 11/7/28	850,000	887,208
General Motors Co.
5.40% 4/1/48	2,097,000	1,923,069
5.95% 4/1/49	699,000	689,203
General Motors Financial Co., Inc. 5.75% 2/8/31	2,860,000	2,891,005
		14,079,634
Auto Parts & Equipment–0.14%
Aptiv PLC 3.10% 12/1/51	4,967,000	3,132,665
		3,132,665
Banks–9.31%
Access Bank PLC 6.13% 9/21/26	600,000	555,780
Akbank TAS
6.80% 2/6/26	200,000	200,482
μ6.80% 6/22/31	310,000	303,412
μBanco BBVA Peru SA 6.20% 6/7/34	530,000	529,205
Banco Continental SAECA 2.75% 12/10/25	360,000	339,426
Banco de Credito del Peru SA 5.85% 1/11/29	520,000	525,970
Banco de Credito e Inversiones SA
3.50% 10/12/27	280,000	264,617
μ8.75% 2/8/29	550,000	567,187
μBanco GNB Sudameris SA 7.50% 4/16/31	535,000	465,717
μBanco Industrial SA 4.88% 1/29/31	300,000	285,903
μBanco Internacional del Peru SAA Interbank 7.63% 1/16/34	470,000	489,505
μBanco Mercantil del Norte SA 8.38% 10/14/30	205,000	209,788
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Nacional de Panama 2.50% 8/11/30	360,000	$281,810
μBanco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 7.53% 10/1/28	325,000	337,040
Banco Santander SA
μ5.54% 3/14/30	1,800,000	1,799,824
5.59% 8/8/28	1,400,000	1,419,774
μBangkok Bank PCL 5.00% 9/23/25	400,000	389,476
μBank Leumi Le-Israel BM 7.13% 7/18/33	550,000	541,568
μBank of America Corp.
2.48% 9/21/36	10,395,000	8,314,263
5.47% 1/23/35	2,840,000	2,858,512
5.82% 9/15/29	4,171,000	4,276,688
6.20% 11/10/28	5,285,000	5,467,099
Bank of Montreal
1.85% 5/1/25	65,000	62,596
μ7.70% 5/26/84	2,555,000	2,585,024
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,778,606
μBarclays PLC
6.22% 5/9/34	1,365,000	1,407,858
7.39% 11/2/28	1,372,000	1,454,951
μBBVA Bancomer SA 5.88% 9/13/34	330,000	312,301
CIMB Bank Bhd. 2.13% 7/20/27	405,000	368,268
Citibank NA 5.49% 12/4/26	3,960,000	4,002,341
μCitigroup, Inc.
5.17% 2/13/30	4,015,000	3,996,266
5.61% 9/29/26	747,000	748,190
μCitizens Bank NA 6.06% 10/24/25	3,645,000	3,630,371
Credit Agricole SA
5.30% 7/12/28	1,630,000	1,646,533
5.37% 3/11/34	3,185,000	3,194,299
μ6.32% 10/3/29	5,240,000	5,432,416
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	2,375,105
6.72% 1/18/29	3,558,000	3,679,549
6.82% 11/20/29	2,599,000	2,717,003
7.15% 7/13/27	1,755,000	1,803,636
Emirates NBD Bank PJSC 2.63% 2/18/25	330,000	320,512
μFifth Third Bancorp 6.36% 10/27/28	679,000	694,798
μFifth Third Bank NA 5.85% 10/27/25	3,780,000	3,776,963
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	355,000	341,794
μGoldman Sachs Group, Inc. 6.48% 10/24/29	8,295,000	8,727,333
LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Hana Bank 1.25% 12/16/26	435,000	$390,832
μHuntington Bancshares, Inc. 6.21% 8/21/29	2,785,000	2,850,481
Huntington National Bank
μ4.55% 5/17/28	1,000,000	969,204
5.65% 1/10/30	1,465,000	1,473,179
ICICI Bank Ltd. 4.00% 3/18/26	245,000	237,857
μING Groep NV 6.08% 9/11/27	1,330,000	1,346,425
μJPMorgan Chase & Co.
1.95% 2/4/32	3,515,000	2,863,811
2.58% 4/22/32	2,175,000	1,838,825
3.11% 4/22/41	1,290,000	982,930
3.11% 4/22/51	2,205,000	1,532,020
3.70% 5/6/30	230,000	215,487
4.60% 2/1/25	55,000	54,071
5.00% 8/1/24	2,495,000	2,486,850
5.01% 1/23/30	2,075,000	2,066,501
5.34% 1/23/35	3,150,000	3,162,309
6.25% 10/23/34	1,418,000	1,514,981
KeyBank NA
4.15% 8/8/25	4,349,000	4,227,377
5.85% 11/15/27	709,000	703,139
μKeyCorp 6.40% 3/6/35	1,640,000	1,674,777
μMorgan Stanley
0.50% 10/26/29	3,350,000	3,149,867
2.48% 9/16/36	21,355,000	16,889,338
5.17% 1/16/30	1,690,000	1,691,431
5.25% 4/21/34	772,000	765,966
5.47% 1/18/35	4,825,000	4,868,128
6.14% 10/16/26	1,475,000	1,491,870
6.30% 10/18/28	3,189,000	3,299,038
6.41% 11/1/29	1,900,000	1,992,270
6.63% 11/1/34	2,595,000	2,839,206
μNBK SPC Ltd. 1.63% 9/15/27	1,000,000	910,480
μOversea-Chinese Banking Corp. Ltd. 1.83% 9/10/30	345,000	326,042
μPNC Financial Services Group, Inc.
5.68% 1/22/35	1,760,000	1,776,030
6.88% 10/20/34	2,670,000	2,923,729
Popular, Inc. 7.25% 3/13/28	1,480,000	1,515,353
QNB Finance Ltd. 2.63% 5/12/25	590,000	570,087
μRizal Commercial Banking Corp. 6.50% 8/27/25	535,000	521,887
Shinhan Bank Co. Ltd. 3.88% 3/24/26	390,000	377,195
Shinhan Financial Group Co. Ltd. 5.00% 7/24/28	280,000	277,836
μStandard Chartered PLC 6.30% 1/9/29	460,000	473,039
State Street Corp. 4.99% 3/18/27	2,525,000	2,529,891
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SVB Financial Group
‡1.80% 2/2/31	1,505,000	$938,217
μ‡4.00% 5/15/26	6,755,000	101,325
μ‡4.10% 2/15/31	4,850,000	72,750
μ‡4.57% 4/29/33	4,845,000	3,069,041
Toronto-Dominion Bank 4.11% 6/8/27	1,355,000	1,318,966
Truist Bank
2.25% 3/11/30	4,195,000	3,491,240
μ2.64% 9/17/29	10,165,000	9,773,168
μTruist Financial Corp. 4.95% 9/1/25	2,750,000	2,697,980
μTurkiye Garanti Bankasi AS
7.18% 5/24/27	315,000	311,094
8.38% 2/28/34	505,000	503,737
U.S. Bancorp
μ2.49% 11/3/36	1,685,000	1,325,680
3.60% 9/11/24	2,640,000	2,616,198
3.95% 11/17/25	4,130,000	4,045,779
μ4.65% 2/1/29	1,970,000	1,930,744
μ5.38% 1/23/30	795,000	798,512
μ5.68% 1/23/35	1,795,000	1,812,464
μ5.73% 10/21/26	421,000	423,277
μ6.79% 10/26/27	1,150,000	1,190,847
μUBS Group AG
0.25% 11/5/28	1,650,000	1,573,041
5.70% 2/8/35	1,005,000	1,010,086
μYapi ve Kredi Bankasi AS 9.25% 1/17/34	495,000	508,612
		207,772,256
Beverages–0.02%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	515,000	490,760
		490,760
Biotechnology–0.86%
Amgen, Inc.
5.15% 3/2/28	1,255,000	1,263,045
5.25% 3/2/30	1,240,000	1,258,845
5.25% 3/2/33	12,282,000	12,385,316
Royalty Pharma PLC
1.75% 9/2/27	2,675,000	2,388,820
3.35% 9/2/51	2,758,000	1,814,132
		19,110,158
Building Materials–0.26%
μCemex SAB de CV 9.13% 3/14/28	427,000	463,873
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,570,730
0.63% 4/6/30	1,700,000	1,551,052
LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries, Inc. 3.38% 1/15/31	2,005,000	$1,681,119
UltraTech Cement Ltd. 2.80% 2/16/31	355,000	300,181
West China Cement Ltd. 4.95% 7/8/26	415,000	348,489
		5,915,444
Chemicals–0.60%
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,012,000	1,013,947
6.17% 7/15/27	750,000	763,882
LYB International Finance III LLC
3.63% 4/1/51	2,070,000	1,465,979
5.50% 3/1/34	3,655,000	3,661,758
OCP SA
3.75% 6/23/31	440,000	374,440
5.13% 6/23/51	640,000	481,120
Sasol Financing USA LLC 8.75% 5/3/29	595,000	606,122
Sherwin-Williams Co. 3.30% 5/15/50	6,015,000	4,250,059
Sociedad Quimica y Minera de Chile SA 6.50% 11/7/33	685,000	716,835
		13,334,142
Commercial Services–0.22%
Adani Ports & Special Economic Zone Ltd. 4.38% 7/3/29	375,000	333,942
Bidvest Group U.K. PLC 3.63% 9/23/26	375,000	348,394
ERAC USA Finance LLC
4.90% 5/1/33	1,235,000	1,210,685
5.00% 2/15/29	1,180,000	1,181,969
Hutama Karya Persero PT 3.75% 5/11/30	300,000	275,912
International Container Terminal Services, Inc. 4.75% 6/17/30	585,000	565,137
United Rentals North America, Inc. 3.88% 2/15/31	1,124,000	1,007,109
		4,923,148
Computers–0.07%
Apple, Inc. 1.40% 8/5/28	1,790,000	1,573,146
		1,573,146
Diversified Financial Services–2.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,922,325
3.00% 10/29/28	3,769,000	3,410,269
6.50% 7/15/25	2,870,000	2,897,670
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp.
2.88% 1/15/26	3,870,000	$3,700,705
3.00% 2/1/30	5,465,000	4,830,664
3.38% 7/1/25	1,255,000	1,223,008
μ4.13% 12/15/26	5,260,000	4,557,113
4.63% 10/1/28	3,468,000	3,374,163
5.10% 3/1/29	2,508,000	2,491,364
Aviation Capital Group LLC 3.50% 11/1/27	5,545,000	5,160,330
BOC Aviation USA Corp. 4.88% 5/3/33	900,000	882,387
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	4,375,264
4.15% 1/23/30	2,135,000	1,999,775
5.88% 7/21/28	1,848,000	1,881,228
6.05% 3/12/25	2,555,000	2,557,704
6.50% 1/20/43	750,000	784,482
		46,048,451
Electric–3.94%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	570,000	507,300
Adani Green Energy Ltd. 4.38% 9/8/24	505,000	498,506
AEP Texas, Inc. 5.40% 6/1/33	895,000	893,039
AES Andes SA 6.30% 3/15/29	510,000	514,927
Alfa Desarrollo SpA 4.55% 9/27/51	501,435	383,230
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	4,864,680
Calpine Corp.
4.50% 2/15/28	616,000	584,259
5.00% 2/1/31	1,990,000	1,825,422
5.13% 3/15/28	585,000	561,450
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,487,315
Cikarang Listrindo Tbk. PT 4.95% 9/14/26	535,000	514,938
Consorcio Transmantaro SA 5.20% 4/11/38	465,000	440,002
Constellation Energy Generation LLC 5.75% 3/15/54	2,595,000	2,599,353
Continuum Energy Aura Pte. Ltd. 9.50% 2/24/27	390,000	404,773
DTE Energy Co. 5.10% 3/1/29	2,295,000	2,285,745
Duke Energy Carolinas LLC 4.95% 1/15/33	3,880,000	3,858,609
μDuke Energy Corp. 4.88% 9/16/24	3,480,000	3,449,658
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,744,464
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,593,026
LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Louisiana LLC 4.95% 1/15/45	545,000	$502,268
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,859,552
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	1,003,740
Exelon Corp. 5.30% 3/15/33	1,115,000	1,118,455
Fells Point Funding Trust 3.05% 1/31/27	4,685,000	4,395,551
FirstEnergy Transmission LLC 4.55% 4/1/49	15,000	12,692
Infraestructura Energetica Nova SAPI de CV 4.75% 1/15/51	450,000	347,569
JSW Hydro Energy Ltd. 4.13% 5/18/31	458,850	405,789
Louisville Gas & Electric Co. 4.25% 4/1/49	5,265,000	4,412,932
Minejesa Capital BV 5.63% 8/10/37	345,000	312,889
Mong Duong Finance Holdings BV 5.13% 5/7/29	772,879	736,592
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	1,990,000	1,285,553
5.55% 3/15/54	2,560,000	2,542,957
5.75% 9/1/25	5,415,000	5,438,234
Oglethorpe Power Corp.
3.75% 8/1/50	3,049,000	2,202,867
6.20% 12/1/53	565,000	593,824
Oryx Funding Ltd. 5.80% 2/3/31	565,000	565,000
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	832,840
3.30% 8/1/40	6,427,000	4,705,401
PacifiCorp
5.10% 2/15/29	580,000	584,168
5.45% 2/15/34	985,000	988,170
5.80% 1/15/55	900,000	887,279
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	475,000	457,605
5.25% 5/15/47	528,000	477,855
PG&E Corp. 5.25% 7/1/30	1,810,000	1,719,924
μSempra 4.88% 10/15/25	1,155,000	1,130,103
Southern California Edison Co.
4.00% 4/1/47	1,745,000	1,381,117
5.20% 6/1/34	2,160,000	2,138,351
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,624,937
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33	421,616	$423,066
μVistra Corp. 7.00% 12/15/26	2,500,000	2,475,364
Vistra Operations Co. LLC
5.13% 5/13/25	1,788,000	1,772,185
6.95% 10/15/33	2,400,000	2,561,669
		87,907,194
Electronics–0.02%
Foxconn Far East Ltd. 2.50% 10/28/30	405,000	343,702
		343,702
Energy-Alternate Sources–0.03%
Greenko Power II Ltd. 4.30% 12/13/28	400,500	366,525
Sweihan PV Power Co. PJSC 3.63% 1/31/49	393,905	313,238
		679,763
Engineering & Construction–0.29%
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	452,543	448,725
Cellnex Finance Co. SA 3.88% 7/7/41	5,404,000	4,241,569
IHS Holding Ltd.
5.63% 11/29/26	380,000	352,556
5.63% 11/29/26	200,000	185,556
Summit Digitel Infrastructure Ltd. 2.88% 8/12/31	515,000	429,752
TAV Havalimanlari Holding AS 8.50% 12/7/28	845,000	870,519
		6,528,677
Food–0.40%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	480,000	514,510
Campbell Soup Co. 5.20% 3/19/27	6,625,000	6,640,435
Indofood CBP Sukses Makmur Tbk. PT
3.54% 4/27/32	470,000	405,487
4.81% 4/27/52	325,000	265,690
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50% 1/15/30	445,000	438,554
Minerva Luxembourg SA 8.88% 9/13/33	625,000	657,597
		8,922,273
Gas–0.05%
ENN Energy Holdings Ltd. 2.63% 9/17/30	630,000	540,765
LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Grupo Energia Bogota SA ESP 7.85% 11/9/33	475,000	$525,976
		1,066,741
Health Care Services–0.94%
DaVita, Inc.
3.75% 2/15/31	1,030,000	862,380
4.63% 6/1/30	780,000	698,322
HCA, Inc.
3.50% 7/15/51	1,859,000	1,284,180
5.45% 4/1/31	3,740,000	3,759,509
UnitedHealth Group, Inc.
4.50% 4/15/33	10,182,000	9,853,344
4.90% 4/15/31	2,295,000	2,296,059
5.38% 4/15/54	2,185,000	2,222,260
		20,976,054
Insurance–1.25%
AIA Group Ltd. 3.38% 4/7/30	305,000	279,618
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	11,525,867
Aon North America, Inc.
5.30% 3/1/31	3,740,000	3,767,946
5.75% 3/1/54	610,000	625,375
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,834,333
3.95% 5/25/51	1,925,000	1,414,067
6.25% 4/1/54	1,240,000	1,258,454
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	3,765,000	3,924,561
New York Life Global Funding 5.45% 9/18/26	1,740,000	1,754,109
Sagicor Financial Co. Ltd. 5.30% 5/13/28	510,000	485,979
		27,870,309
Internet–0.06%
Alibaba Group Holding Ltd. 2.70% 2/9/41	460,000	322,836
Prosus NV 4.19% 1/19/32	585,000	507,963
Tencent Holdings Ltd.
2.88% 4/22/31	285,000	248,110
3.68% 4/22/41	340,000	271,813
		1,350,722
Investment Companies–0.03%
Gaci First Investment Co. 4.88% 2/14/35	360,000	343,236
Huarong Finance 2017 Co. Ltd. 4.75% 4/27/27	450,000	424,125
		767,361
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.09%
CSN Resources SA 8.88% 12/5/30	485,000	$500,380
**πMetinvest BV 7.75% 10/17/29	550,000	380,534
@Samarco Mineracao SA 9.50% 6/30/31	585,000	527,976
Vale Overseas Ltd. 6.13% 6/12/33	505,000	509,919
		1,918,809
Leisure Time–0.17%
Carnival Corp.
4.00% 8/1/28	760,000	707,936
7.63% 3/1/26	1,874,000	1,896,036
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,145,000	1,131,723
		3,735,695
Lodging–0.09%
MGM China Holdings Ltd. 4.75% 2/1/27	520,000	495,359
Sands China Ltd.
3.25% 8/8/31	375,000	313,749
4.63% 6/18/30	460,000	421,877
Studio City Finance Ltd. 5.00% 1/15/29	820,000	721,387
		1,952,372
Machinery Construction & Mining–0.00%
Caterpillar, Inc. 2.60% 4/9/30	50,000	44,692
		44,692
Media–1.45%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,510,905
3.85% 4/1/61	6,270,000	3,720,177
4.80% 3/1/50	1,635,000	1,210,246
Comcast Corp.
2.80% 1/15/51	948,000	606,553
3.75% 4/1/40	835,000	694,085
4.55% 1/15/29	4,450,000	4,414,183
CSC Holdings LLC 4.63% 12/1/30	1,150,000	583,986
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	2,525,000	2,388,742
Discovery Communications LLC 4.13% 5/15/29	11,195,000	10,494,036
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,833,652
		32,456,565
LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.33%
Anglo American Capital PLC 5.50% 5/2/33	600,000	$596,576
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	1,165,000	1,184,659
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	550,759
4.25% 7/17/42	200,000	158,298
First Quantum Minerals Ltd.
6.88% 10/15/27	270,000	258,867
9.38% 3/1/29	435,000	450,623
FMG Resources August 2006 Pty. Ltd. 6.13% 4/15/32	2,055,000	2,031,839
Freeport Indonesia PT
5.32% 4/14/32	400,000	391,331
6.20% 4/14/52	345,000	342,377
Freeport-McMoRan, Inc. 5.45% 3/15/43	1,070,000	1,024,385
WE Soda Investments Holding PLC 9.38% 2/14/31	390,000	400,530
		7,390,244
Miscellaneous Manufacturing–0.29%
Teledyne Technologies, Inc.
2.25% 4/1/28	3,910,000	3,515,976
2.75% 4/1/31	3,420,000	2,929,583
		6,445,559
Office Business Equipment–0.24%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	1,040,007
3.28% 12/1/28	4,860,000	4,429,598
		5,469,605
Oil & Gas–1.81%
3R Lux SARL 9.75% 2/5/31	665,000	696,024
Bapco Energies BSCC 7.50% 10/25/27	210,000	215,088
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	2,261,795
4.81% 2/13/33	2,263,000	2,233,362
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,620,902
Canacol Energy Ltd. 5.75% 11/24/28	785,000	347,476
ConocoPhillips Co. 5.05% 9/15/33	5,385,000	5,433,696
Diamondback Energy, Inc.
3.13% 3/24/31	4,105,000	3,636,646
4.25% 3/15/52	2,461,000	1,992,011
Ecopetrol SA
5.88% 11/2/51	385,000	277,126
8.38% 1/19/36	400,000	403,768
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Energean Israel Finance Ltd. 4.88% 3/30/26	370,000	$350,575
Geopark Ltd. 5.50% 1/17/27	610,000	554,011
KazMunayGas National Co. JSC
4.75% 4/19/27	220,000	214,214
5.38% 4/24/30	350,000	343,015
Kosmos Energy Ltd. 7.75% 5/1/27	740,000	730,592
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	655,000	680,531
Murphy Oil Corp. 5.88% 12/1/27	2,415,000	2,395,585
Occidental Petroleum Corp. 6.13% 1/1/31	3,158,000	3,270,456
PDC Energy, Inc. 5.75% 5/15/26	1,565,000	1,562,374
Pertamina Persero PT 3.65% 7/30/29	410,000	380,416
Petroleos Mexicanos
6.70% 2/16/32	165,000	137,221
6.75% 9/21/47	839,000	558,065
7.69% 1/23/50	665,000	478,339
10.00% 2/7/33	200,000	199,180
Petronas Capital Ltd. 3.50% 4/21/30	500,000	458,545
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	330,000	303,284
Raizen Fuels Finance SA
6.45% 3/5/34	300,000	307,796
6.95% 3/5/54	690,000	710,271
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	187,920
3.50% 11/24/70	215,000	139,797
4.25% 4/16/39	680,000	593,508
SierraCol Energy Andina LLC 6.00% 6/15/28	600,000	527,156
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	541,000	455,268
YPF SA 9.50% 1/17/31	665,000	679,658
		40,335,671
Packaging & Containers–0.23%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	2,699,000	2,331,454
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	2,240,000	2,282,002
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	550,000	476,820
		5,090,276
LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.69%
AbbVie, Inc.
4.05% 11/21/39	3,000	$2,671
4.95% 3/15/31	6,500,000	6,546,386
5.35% 3/15/44	1,190,000	1,213,384
Bausch Health Cos., Inc. 11.00% 9/30/28	1,144,000	763,620
Cardinal Health, Inc. 5.13% 2/15/29	5,510,000	5,520,744
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	275,000	264,270
6.75% 3/1/28	410,000	419,993
Zoetis, Inc. 5.40% 11/14/25	725,000	725,948
		15,457,016
Pipelines–2.39%
Acu Petroleo Luxembourg SARL 7.50% 7/13/35	329,698	320,929
Cheniere Energy Partners LP 4.50% 10/1/29	2,825,000	2,688,685
EIG Pearl Holdings SARL 4.39% 11/30/46	400,000	312,500
Enbridge, Inc.
5.70% 3/8/33	805,000	824,444
6.70% 11/15/53	1,235,000	1,395,834
Energy Transfer LP
5.95% 5/15/54	1,765,000	1,761,375
6.10% 12/1/28	4,235,000	4,390,425
6.25% 4/15/49	8,940,000	9,175,429
μ6.50% 11/15/26	5,670,000	5,557,405
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,810,806
3.30% 2/15/53	3,565,000	2,529,891
5.35% 1/31/33	490,000	500,145
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	471,226	377,587
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	655,000	680,699
Kinder Morgan, Inc.
3.60% 2/15/51	2,360,000	1,647,409
5.00% 2/1/29	850,000	846,504
5.20% 6/1/33	1,750,000	1,723,438
ONEOK, Inc.
5.65% 11/1/28	850,000	868,873
5.80% 11/1/30	1,145,000	1,179,559
6.05% 9/1/33	768,000	800,989
QazaqGaz NC JSC 4.38% 9/26/27	901,000	846,778
Sabine Pass Liquefaction LLC 5.75% 5/15/24	3,000	2,999
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,292,832
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	$4,174,829
TMS Issuer Sarl 5.78% 8/23/32	335,000	344,108
Transportadora de Gas del Sur SA 6.75% 5/2/25	345,000	338,074
		53,392,546
Real Estate–0.03%
‡China Evergrande Group 10.00% 4/11/23	1,020,000	14,025
μMAF Global Securities Ltd. 7.88% 6/30/27	350,000	365,760
RKPF Overseas 2020 A Ltd. 5.13% 7/26/26	430,000	100,900
@Sunac China Holdings Ltd.
6.00% 9/30/26	705,000	77,550
6.25% 9/30/27	415,000	42,143
		600,378
Real Estate Investment Trusts–1.30%
American Homes 4 Rent LP
3.63% 4/15/32	2,910,000	2,558,973
5.50% 2/1/34	2,315,000	2,308,033
American Tower Corp.
2.30% 9/15/31	7,000,000	5,713,269
5.20% 2/15/29	1,640,000	1,639,202
5.45% 2/15/34	1,435,000	1,437,339
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	600,000	488,160
Crown Castle, Inc. 1.05% 7/15/26	2,375,000	2,158,803
Extra Space Storage LP 5.40% 2/1/34	3,770,000	3,753,419
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	3,665,000	3,347,137
Iron Mountain, Inc. 5.25% 7/15/30	1,169,000	1,105,848
Trust Fibra Uno 7.38% 2/13/34	480,000	478,960
VICI Properties LP 4.95% 2/15/30	3,840,000	3,713,490
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	264,665
		28,967,298
Retail–0.09%
Alsea SAB de CV 7.75% 12/14/26	390,000	398,875
CK Hutchison International 23 Ltd.
4.75% 4/21/28	340,000	337,535
4.88% 4/21/33	670,000	663,922
LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
‡Future Retail Ltd. 5.60% 1/22/25	905,000	$2,262
InRetail Consumer 3.25% 3/22/28	370,000	332,381
Jollibee Worldwide Pte. Ltd. 4.13% 1/24/26	290,000	279,987
		2,014,962
Semiconductors–0.29%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	3,084,873
Entegris, Inc. 4.75% 4/15/29	2,145,000	2,055,673
SK Hynix, Inc. 1.50% 1/19/26	330,000	307,317
TSMC Global Ltd.
2.25% 4/23/31	395,000	335,181
4.63% 7/22/32	740,000	738,888
		6,521,932
Software–0.39%
Autodesk, Inc. 2.40% 12/15/31	6,615,000	5,540,145
Oracle Corp.
3.60% 4/1/50	3,294,000	2,379,836
4.65% 5/6/30	785,000	769,785
		8,689,766
Telecommunications–1.97%
Altice France SA 5.50% 10/15/29	1,740,000	1,180,995
America Movil SAB de CV 4.70% 7/21/32	565,000	546,274
AT&T, Inc. 3.50% 9/15/53	15,040,000	10,611,058
C&W Senior Finance Ltd. 6.88% 9/15/27	365,000	344,703
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	3,568,000	3,497,621
CT Trust 5.13% 2/3/32	530,000	469,886
Frontier Communications Holdings LLC
5.00% 5/1/28	2,565,000	2,380,865
5.88% 10/15/27	1,510,000	1,461,886
Millicom International Cellular SA 7.38% 4/2/32	461,000	462,152
Rogers Communications, Inc.
5.00% 2/15/29	3,015,000	2,994,061
5.30% 2/15/34	3,355,000	3,325,072
Silknet JSC 8.38% 1/31/27	385,000	387,887
Sprint Capital Corp. 6.88% 11/15/28	3,075,000	3,276,834
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	532,500	529,565
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	427,198
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
3.75% 4/15/27	4,155,000	$4,001,710
5.75% 1/15/34	1,190,000	1,239,239
Turkcell Iletisim Hizmetleri AS 5.80% 4/11/28	400,000	383,040
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,755,630
2.88% 11/20/50	1,945,000	1,270,403
5.50% 2/23/54	1,235,000	1,248,328
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	2,440,000	2,066,136
		43,860,543
Transportation–0.16%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	2,790,000	1,826,778
Georgian Railway JSC 4.00% 6/17/28	720,000	650,664
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36	590,266	547,193
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	595,000	568,131
		3,592,766
Total Corporate Bonds (Cost $820,412,067)		758,279,976
LOAN AGREEMENTS–1.93%
•Berry Global, Inc. 7.18% (SOFR CME01M + 1.75%) 7/1/29	1,229,549	1,228,835
•Calpine Corp.
7.33% (SOFR CME01M + 2.50%) 12/16/27	328,202	327,755
7.33% (SOFR CME01M + 2.00%) 1/31/31	573,000	569,476
•Castlelake Aviation Ltd. 8.08% (SOFR CME03M + 2.75%) 10/22/27	2,781,408	2,782,577
•Charter Communications Operating LLC
7.08% (SOFR CME01M + 1.75%) 2/1/27	1,114,648	1,114,369
7.30% (SOFR CME03M + 2.00%) 12/7/30	2,493,750	2,468,039
•Connect Finco SARL 8.83% (SOFR CME01M + 3.50%) 12/11/26	1,259,912	1,257,745
•Entegris, Inc. 7.56% (SOFR CME03M + 2.25%) 7/6/29	1,263,513	1,263,678
•Epicor Software Corp. 8.69% (SOFR CME01M + 3.25%) 7/30/27	1,230,571	1,234,103
•Flutter Financing BV 7.56% (SOFRTE03M + 2.25%) 11/25/30	2,463,825	2,462,495
LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Frontier Communications Corp. 9.19% (SOFRTE01M + 3.75%) 10/8/27	2,314,322	$2,304,926
•Hamilton Projects Acquiror LLC 9.83% (SOFR CME01M + 4.50%) 6/17/27	945,701	947,772
•Informatica LLC 8.19% (SOFRTE01M + 2.75%) 10/27/28	1,078,000	1,077,461
•Light & Wonder, Inc. 8.08% (SOFRTE01M + 3.00%) 4/14/29	3,235,664	3,238,802
•Mileage Plus Holdings LLC 10.73% (SOFR CME03M + 5.25%) 6/21/27	1,397,500	1,437,357
∞Morgan Stanley & Co. International PLC 0.00% 3/25/31	2,505,000	2,509,709
•Olympus Water U.S. Holding Corp. 10.31% (SOFR CME03M + 5.00%) 11/9/28	2,029,912	2,029,912
•Russell Investments U.S. Inst'l Holdco, Inc. 8.93% (SOFR CME01M + 3.50%) 5/30/25	10	9
•Standard Industries, Inc. 7.69% (SOFR CME01M + 2.25%) 9/22/28	4,154,378	4,154,378
•UKG, Inc. 8.81% (SOFR CME03M + 3.50%) 2/10/31	1,504,508	1,511,654
•USI, Inc. 8.55% (SOFR CME03M + 3.25%) 9/27/30	2,328,300	2,329,022
•ViaSat, Inc. 9.83% (SOFR CME01M + 4.50%) 3/2/29	4,725,825	4,569,306
•Virgin Media Bristol LLC 8.79% (SOFRTE06M + 3.25%) 3/31/31	421,000	413,936
•Vistra Operations Co. LLC 7.33% (SOFR CME01M + 2.00%) 12/20/30	1,915,995	1,913,294
Total Loan Agreements (Cost $42,897,186)		43,146,610
MUNICIPAL BONDS–0.48%
Commonwealth of Puerto Rico
^Series A 0.00% 7/1/24	142,734	141,316
Series A1 4.00% 7/1/35	635,810	623,353
Series A1 4.00% 7/1/37	675,370	651,722
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	9,781,619	9,365,900
Total Municipal Bonds (Cost $9,887,597)		10,782,291
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–3.27%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	5,819,395	$5,813,866
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.61% 11/25/36	198,241	195,492
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	8,030,736
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,587,500	12,974,298
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	228,813
•Galaxy XXI CLO Ltd. Series 2015-21A AR 6.60% (TSFR03M + 1.28%) 4/20/31	2,548,310	2,549,278
GreenState Auto Receivables Trust Series 2024-1A A2 5.53% 8/16/27	6,000,000	5,995,965
=Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	1,181,250	1,169,466
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	492,116	477,680
•Man GLG U.S. CLO Series 2018-1A A1R 6.72% (TSFR03M + 1.40%) 4/22/30	6,746,609	6,743,856
Nissan Master Owner Trust Receivables Series 2024-B A 5.05% 2/15/29	15,000,000	15,050,241
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	3,550,000	3,542,605
•Saranac CLO VII Ltd. Series 2014-2A A1AR 6.81% (TSFR03M + 1.49%) 11/20/29	703,937	704,169
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.88% (TSFR03M + 1.55%) 4/25/37	4,600,000	4,603,436
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.71% (TSFR03M + 1.39%) 4/15/34	3,370,000	3,369,902
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.91% (TSFR03M + 1.59%) 10/20/33	1,500,000	1,497,886
Total Non-Agency Asset-Backed Securities (Cost $75,564,314)		72,947,689
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.99%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	25,774	22,478
LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	902,661	$783,197
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,571,009	3,111,007
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	3,993,892	3,208,218
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	218,218	200,291
Series 2014-2 B2 3.41% 6/25/29	81,567	74,552
Series 2015-1 B2 6.68% 12/25/44	467,302	458,849
Series 2015-4 B1 3.53% 6/25/45	546,626	497,881
Series 2015-4 B2 3.53% 6/25/45	392,145	357,175
Series 2015-5 B2 6.92% 5/25/45	351,908	347,540
Series 2015-6 B1 3.51% 10/25/45	333,823	310,618
Series 2015-6 B2 3.51% 10/25/45	323,391	300,911
Series 2016-4 B1 3.81% 10/25/46	353,859	325,574
Series 2016-4 B2 3.81% 10/25/46	652,584	600,421
Series 2017-1 B3 3.45% 1/25/47	1,387,621	1,221,678
Series 2017-2 A3 3.50% 5/25/47	116,854	103,316
Series 2020-2 A3 3.50% 7/25/50	168,252	148,747
Series 2020-7 A3 3.00% 1/25/51	702,356	596,594
Series 2021-1 A3 2.50% 6/25/51	1,337,386	1,075,133
Series 2021-10 A3 2.50% 12/25/51	2,646,520	2,127,554
Series 2021-11 A3 2.50% 1/25/52	7,244,258	5,823,704
Series 2021-13 B1 3.14% 4/25/52	3,109,391	2,524,537
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	685,131	554,431
Series 2021-4 A3 2.50% 7/25/51	1,292,468	1,039,831
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	246,283	232,237
•PRPM LLC Series 2024-RPL1 A1 4.20% 12/25/64	5,066,898	4,834,381
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,290,065	$1,037,091
Series 2021-6 A1 2.50% 12/25/51	2,593,217	2,086,324
•Sequoia Mortgage Trust
Series 2015-1 B2 3.93% 1/25/45	226,676	214,873
Series 2015-2 B2 3.76% 5/25/45	2,251,876	2,106,281
Series 2017-5 B1 3.78% 8/25/47	2,942,420	2,675,806
Series 2020-4 A2 2.50% 11/25/50	927,644	750,006
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	2,117	2,108
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,335,720
Series 2018-1 A1 3.00% 1/25/58	196,223	190,117
φVerus Securitization Trust Series 2023-7 A1 7.07% 10/25/68	2,843,420	2,892,818
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	291,012	245,720
Total Non-Agency Collateralized Mortgage Obligations (Cost $51,627,289)		44,417,719
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.60%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,360,293
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,497,905
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,212,737
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,449,994
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	4,019,640
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,284,170
•Series 2022-BNK39 B 3.24% 2/15/55	1,600,000	1,200,602
•Series 2022-BNK39 C 3.27% 2/15/55	1,426,000	1,035,835
•Series 2022-BNK40 B 3.39% 3/15/64	3,200,000	2,653,614
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	1,250,000	1,052,645
LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	$2,300,318
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,199,009
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	13,493,191
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	2,007,004
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,624,599
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,692,957
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,673,008
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,403,667
•Series 2022-B32 C 3.45% 1/15/55	3,950,000	2,877,147
•Series 2022-B33 B 3.61% 3/15/55	1,600,000	1,336,804
•Series 2022-B33 C 3.61% 3/15/55	1,600,000	1,174,215
•Series 2022-B35 A5 4.44% 5/15/55	2,250,000	2,095,153
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	2,096,524
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,623,453
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,667,503
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,211,454
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	10,932,905
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,339,870
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,427,323
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,728,543
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	9,660,806
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,509,432
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,706,963
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,864,251
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	$1,708,975
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,794,651
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,114,216
Series 2019-GC39 A4 3.57% 5/10/52	820,000	747,583
Series 2019-GC42 A4 3.00% 9/10/52	13,750,000	12,327,018
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	5,137,927
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,077,782
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,538,978
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	4,697,346
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	2,787,943
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48	2,832,752	2,737,958
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	1,949,615
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,195,751
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,064,242	1,057,976
Series 2015-C26 A5 3.53% 10/15/48	1,970,000	1,907,151
Series 2016-C29 A4 3.33% 5/15/49	1,620,000	1,545,721
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52	2,400,000	2,150,269
Series 2020-HR8 A4 2.04% 7/15/53	8,415,000	7,041,464
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	1,175,000	1,151,746
Series 2015-NXS3 A4 3.62% 9/15/57	1,250,000	1,209,085
Series 2016-BNK1 A3 2.65% 8/15/49	2,575,000	2,396,249
Series 2020-C58 A4 2.09% 7/15/53	1,540,000	1,276,674
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $220,314,733)		191,965,612
LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.25%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	250,000	$261,222
			261,222
Angola—0.02%
Angolan Government International Bonds
8.25% 5/9/28		306,000	294,074
8.75% 4/14/32		200,000	183,531
			477,605
Argentina—0.03%
Argentina Government International Bonds
φ0.75% 7/9/30		1,064,158	557,938
1.00% 7/9/29		47,491	25,565
φ3.63% 7/9/35		231,767	96,203
			679,706
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32		413,000	350,125
			350,125
Bahrain—0.02%
Bahrain Government International Bonds 7.38% 5/14/30		400,000	415,280
			415,280
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	194,494
			194,494
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32		400,000	384,800
5.00% 7/15/32		430,000	413,660
			798,460
Brazil—0.04%
Brazil Government International Bonds
3.88% 6/12/30		509,000	458,921
4.75% 1/14/50		325,000	243,280
6.00% 10/20/33		200,000	197,976
			900,177
Chile—0.02%
Chile Government International Bonds
3.10% 5/7/41		344,000	254,225
3.50% 1/25/50		250,000	181,981
			436,206
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia—0.05%
Colombia Government International Bonds
3.25% 4/22/32	520,000	$404,521
5.00% 6/15/45	242,000	175,122
5.20% 5/15/49	300,000	220,017
8.75% 11/14/53	200,000	216,998
		1,016,658
Costa Rica—0.02%
Costa Rica Government International Bonds
5.63% 4/30/43	200,000	180,319
7.16% 3/12/45	230,000	240,460
		420,779
Dominican Republic—0.05%
Dominican Republic International Bonds
4.88% 9/23/32	1,025,000	917,658
5.50% 2/22/29	200,000	193,902
		1,111,560
Ecuador—0.02%
Ecuador Government International Bonds
^0.00% 7/31/30	48,209	23,696
φ3.50% 7/31/35	446,320	234,264
φ6.00% 7/31/30	170,310	115,374
		373,334
Egypt—0.04%
Egypt Government International Bond 5.80% 9/30/27	284,000	255,674
Egypt Government International Bonds 8.70% 3/1/49	679,000	547,403
		803,077
El Salvador—0.01%
El Salvador Government International Bonds 6.38% 1/18/27	247,000	214,329
		214,329
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31	275,000	234,094
		234,094
Ghana—0.01%
Ghana Government International Bonds 7.88% 3/26/27	256,000	131,250
		131,250
LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Hungary—0.02%
Hungary Government International Bonds 6.75% 9/25/52		200,000	$214,290
MFB Magyar Fejlesztesi Bank Zrt 6.50% 6/29/28		320,000	324,887
			539,177
Indonesia—0.02%
Indonesia Government International Bonds
4.63% 4/15/43		230,000	214,706
4.65% 9/20/32		200,000	194,510
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	148,034
			557,250
Ivory Coast—0.05%
Ivory Coast Government International Bonds
6.13% 6/15/33		782,000	703,994
7.63% 1/30/33		430,000	426,323
			1,130,317
Japan—0.19%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	868,850,000	4,224,466
			4,224,466
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	235,479
			235,479
Kazakhstan—0.01%
Kazakhstan Government International Bonds 6.50% 7/21/45		250,000	279,787
			279,787
Mexico—0.06%
Mexico Government International Bonds
3.50% 2/12/34		832,000	691,988
4.88% 5/19/33		300,000	284,063
6.34% 5/4/53		200,000	197,319
6.35% 2/9/35		200,000	206,181
			1,379,551
Morocco—0.02%
Morocco Government International Bonds
1.38% 3/30/26	EUR	200,000	204,120
2.38% 12/15/27		200,000	178,126
			382,246
Nigeria—0.05%
Nigeria Government International Bonds
7.38% 9/28/33		546,000	466,481
7.88% 2/16/32		452,000	408,784
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Nigeria (continued)
Nigeria Government International Bonds (continued)
8.38% 3/24/29	250,000	$243,480
		1,118,745
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48	430,000	439,589
		439,589
Panama—0.03%
Panama Bonos del Tesoro 3.36% 6/30/31	200,000	158,500
Panama Government International Bonds 7.50% 3/1/31	500,000	518,271
		676,771
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33	324,000	262,773
4.95% 4/28/31	300,000	288,601
5.40% 3/30/50	245,000	215,119
		766,493
Peru—0.02%
Peruvian Government International Bonds 2.84% 6/20/30	468,000	410,787
		410,787
Poland—0.04%
Bank Gospodarstwa Krajowego 5.38% 5/22/33	445,000	442,238
Republic of Poland Government International Bonds 5.50% 4/4/53	341,000	339,492
		781,730
Qatar—0.04%
Qatar Government International Bonds 4.40% 4/16/50	1,022,000	901,915
		901,915
Republic of Korea—0.03%
Export-Import Bank of Korea 5.13% 1/11/33	300,000	305,827
Korea Hydro & Nuclear Power Co. Ltd. 5.00% 7/18/28	460,000	460,501
		766,328
LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania—0.03%
Romania Government International Bonds 7.13% 1/17/33		592,000	$632,544
			632,544
Saudi Arabia—0.02%
Saudi Government International Bonds
4.50% 10/26/46		357,000	304,616
4.88% 7/18/33		200,000	198,700
			503,316
Serbia—0.01%
Serbia International Bonds 3.13% 5/15/27	EUR	300,000	310,709
			310,709
South Africa—0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		296,000	265,243
5.75% 9/30/49		501,000	362,788
			628,031
Sri Lanka—0.02%
Sri Lanka Government International Bonds
6.20% 5/11/27		542,000	318,403
7.55% 3/28/30		200,000	116,986
			435,389
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	233,250
			233,250
Turkey—0.06%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	339,696
Turkiye Government International Bonds
7.63% 4/26/29		722,000	734,996
9.13% 7/13/30		240,000	259,500
			1,334,192
Ukraine—0.01%
**πUkraine Government International Bonds 7.75% 9/1/28		832,000	269,829
			269,829
Venezuela—0.00%
‡Venezuela Government International Bonds 7.75% 10/13/19		556,000	74,729
			74,729
Total Sovereign Bonds (Cost $30,892,059)			27,830,976
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–0.06%
μAfrican Development Bank 5.75% 5/7/34		520,000	$507,722
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	249,214
μBBVA Bancomer SA 8.13% 1/8/39		365,000	378,166
Corp. Andina de Fomento 5.00% 1/24/29		300,000	298,751
Total Supranational Banks (Cost $1,532,009)			1,433,853
U.S. TREASURY OBLIGATIONS–17.38%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	25,686,060
3.88% 2/15/43		28,715,000	26,544,550
4.25% 2/15/54		18,495,000	18,188,677
4.50% 2/15/44		12,925,000	12,995,684
4.75% 11/15/43		405,000	420,124
U.S. Treasury Notes
3.50% 1/31/30		17,665,000	16,998,422
4.00% 1/31/31		8,260,000	8,151,587
4.00% 2/15/34		22,035,000	21,670,045
4.25% 3/15/27		9,540,000	9,496,026
4.25% 2/28/29		69,065,000	69,156,727
4.25% 2/28/31		29,575,000	29,625,832
4.50% 11/15/33		66,395,000	67,868,139
4.63% 9/30/28		77,820,000	78,941,702
5.00% 9/30/25		2,170,000	2,175,340
Total U.S. Treasury Obligations (Cost $401,355,216)			387,918,915

	Number of Shares
COMMON STOCK–0.04%
=†Grupo Aeromexico SAB de CV	74,288	946,782
Total Common Stock (Cost $1,089,955)		946,782
MONEY MARKET FUND–1.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	29,030,493	29,030,493
Total Money Market Fund (Cost $29,030,493)		29,030,493

LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.41% (Cost $2,375,526,181)	$2,218,721,260

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	13,058,899
NET ASSETS APPLICABLE TO 252,804,026 SHARES OUTSTANDING–100.00%	$2,231,780,159

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

**Security is in default
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@PIK. 100% of the income received was in the form of additional par.
∞Delayed settlement. Interest rate to be determined upon settlement date.
^Zero coupon security. The rate shown is the yield at the time of purchase.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
ΔSecurities have been classified by country of origin.
†Non-income producing.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $1,103,394, which represented 0.05% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Metinvest BV	10/1/2019	$343,834	$380,534
MHP Lux SA	8/25/2023	395,299	453,031
Ukraine Government International Bonds	10/16/2015	837,313	269,829
Total		$1,576,446	$1,103,394
LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(983,034)	USD	1,075,113	4/19/24	$13,763	$—
JPMC	GBP	(20,300,000)	USD	25,572,417	5/23/24	—	(56,818)
JPMC	GBP	20,300,000	USD	(25,576,173)	5/23/24	53,062	—
JPMC	JPY	818,140,000	USD	(5,540,871)	5/23/24	—	(90,605)
JPMC	JPY	818,140,000	USD	(5,446,504)	5/23/24	3,762	—
TDB	EUR	(6,983,238)	USD	7,503,310	5/23/24	—	(46,651)
TDB	JPY	(645,600,000)	USD	4,345,240	5/23/24	44,397	—
Total Foreign Currency Exchange Contracts						$114,984	$(194,074)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
783	U.S. Treasury 10 yr Notes	$86,753,953	$86,168,488	6/18/24	$585,465	$—
(345)	U.S. Treasury 10 yr Ultra Notes	(39,540,235)	(39,154,019)	6/18/24	—	(386,216)
3,553	U.S. Treasury 5 yr Notes	380,226,516	379,765,433	6/28/24	461,083	—
76	U.S. Treasury Long Bonds	9,153,250	8,974,762	6/18/24	178,488	—
90	U.S. Treasury Ultra Bonds	11,610,000	11,331,044	6/18/24	278,956	—
Total Futures Contracts					$1,503,992	$(386,216)
LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.41- Quarterly[3]	21,978,000	(5.00%)	12/20/28	$(1,654,662)	$(1,142,716)	$—	$(511,945)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 01/07/2025 - Quarterly	4,754,000	(1.00%)	6/20/26	$(39,563)	$66,891	$—	$(106,455)
JPMC Republic of South Af- rica Government Interna- tional Bonds 5.88% 09/16/2025 - Quarterly	674,000	(1.00%)	6/20/28	34,313	34,920	—	(607)
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	2,175,000	(1.00%)	6/20/28	(23,862)	7,726	—	(31,588)
					109,537	—	(138,650)
Protection Sold
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	(54,256)	(2,513)	—	(51,743)
					107,024	—	(190,393)
Total CDS Contracts					$(1,035,692)	$—	$(702,338)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
JPY–Japanese Yen
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SBSN–Surat Berharga Syariah Negara
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TDB–Toronto-Dominion Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Diversified Income Fund–21

LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$49,273,074	$—	$49,273,074
Agency Commercial Mortgage-Backed Securities	—	3,527,217	—	3,527,217
Agency Mortgage-Backed Securities	—	596,823,037	—	596,823,037
Agency Obligation	—	397,016	—	397,016
Corporate Bonds	—	758,279,976	—	758,279,976
Loan Agreements	—	43,146,610	—	43,146,610
Municipal Bonds	—	10,782,291	—	10,782,291
Non-Agency Asset-Backed Securities	—	71,778,223	1,169,466	72,947,689
Non-Agency Collateralized Mortgage Obligations	—	44,417,719	—	44,417,719
Non-Agency Commercial Mortgage-Backed Securities	—	191,965,612	—	191,965,612
Sovereign Bonds	—	27,830,976	—	27,830,976
Supranational Banks	—	1,433,853	—	1,433,853
U.S. Treasury Obligations	—	387,918,915	—	387,918,915
Common Stock	—	—	946,782	946,782
Money Market Fund	29,030,493	—	—	29,030,493
Total Investments	$29,030,493	$2,187,574,519	$2,116,248	$2,218,721,260
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$114,984	$—	$114,984
Futures Contracts	$1,503,992	$—	$—	$1,503,992
Liabilities:
Foreign Currency Exchange Contracts	$—	$(194,074)	$—	$(194,074)
Futures Contract	$(386,216)	$—	$—	$(386,216)
Swap Contracts	$—	$(702,338)	$—	$(702,338)
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Delaware Diversified Income Fund–22